OTHER ACCOUNT PAYABLES AND ACCRUED EXPENSES (Schedule of Other Account Payables and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Employees and related liabilities	$ 92	$ 15
Accrued expenses	149	151
Other account payables and accrued expenses	$ 241	$ 166